Commitments And Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Purchased Inventories Due Obligation	The Company purchased inventories due to this obligation as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Inventory purchases related to purchase obligations	$46	$346	$150	$4,088